Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 33.0%
	Shares	Value ($)
International 7.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,257,782	64,122,190
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	461,562	5,174,105
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,085,979	26,137,314
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,223,587	16,787,618
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,515,139	14,848,364
Total		127,069,591
U.S. Large Cap 20.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	673,199	23,602,358
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,000,584	72,922,601
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,037,456	31,870,650
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,207,516	49,075,002
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	971,696	33,095,984
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	537,744	27,441,054
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	863,185	28,329,723
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	425,387	25,812,477
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	950,040	28,719,700
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	529,075	15,930,442
Total		336,799,991
U.S. Mid Cap 1.5%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	129,230	5,965,247
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	199,583	6,314,817
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	164,098	6,268,540
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	138,635	5,672,952
Total		24,221,556
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	317,132	6,266,520
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	189,318	5,779,896
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	617,463	22,895,529
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	632,041	22,873,565
Total		57,815,510
Total Equity Funds (Cost $338,412,855)		545,906,648

Exchange-Traded Equity Funds 3.6%

International Mid Large Cap 0.9%
iShares MSCI EAFE ETF	193,987	14,717,794
U.S. Large Cap 2.7%
SPDR S&P 500 ETF Trust	113,625	45,032,996
Total Exchange-Traded Equity Funds (Cost $32,405,573)		59,750,790

Exchange-Traded Fixed Income Funds 5.1%

Investment Grade 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	418,500	54,425,925
Vanguard Intermediate-Term Corporate Bond ETF	330,000	30,699,900
Total		85,125,825
Total Exchange-Traded Fixed Income Funds (Cost $83,101,186)		85,125,825

Fixed Income Funds 39.6%

Investment Grade 39.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,636,293	132,653,735
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,681,115	36,811,154
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,230,685	68,849,066
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,405,722	37,258,596
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,824,502	89,512,305
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,131,096	124,445,651
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,796,050	18,517,279
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	13,030,532	148,157,154
Total		656,204,940
Total Fixed Income Funds (Cost $618,284,724)		656,204,940

Residential Mortgage-Backed Securities - Agency 10.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	46,021,000	47,890,603
04/19/2036- 04/14/2051	3.000%	77,684,000	81,363,605
04/14/2051	3.500%	43,111,000	45,524,205
Total Residential Mortgage-Backed Securities - Agency (Cost $175,538,839)			174,778,413
Options Purchased Puts 0.8%
Value ($)
(Cost $20,667,615)	13,441,930

Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	280,445,826	280,417,781
Total Money Market Funds (Cost $280,407,121)		280,417,781
Total Investments in Securities (Cost: $1,548,817,913)		1,815,626,327
Other Assets & Liabilities, Net		(158,610,113)
Net Assets		1,657,016,214

At March 31, 2021, securities and/or cash totaling $17,667,971 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	66	06/2021	USD	5,016,990	—	(39,323)
British Pound	111	06/2021	USD	9,560,569	—	(44,808)
Euro FX	59	06/2021	USD	8,659,725	—	(89,924)
EURO STOXX 50 Index	207	06/2021	EUR	8,002,620	209,700	—
FTSE 100 Index	23	06/2021	GBP	1,536,285	4,836	—
Japanese Yen	145	06/2021	USD	16,376,844	—	(324,613)
MSCI Singapore Index	2	04/2021	SGD	71,590	771	—
New Zealand Dollar	10	06/2021	USD	698,300	—	(18,437)
OMXS30 Index	184	04/2021	SEK	40,245,400	76,710	—
Russell 2000 Index E-mini	9	06/2021	USD	1,000,125	—	(50,459)
S&P 500 Index E-mini	347	06/2021	USD	68,834,390	1,394,059	—
SPI 200 Index	48	06/2021	AUD	8,119,200	35,054	—
SPI 200 Index	3	06/2021	AUD	507,450	—	(164)
TOPIX Index	93	06/2021	JPY	1,817,220,000	476,771	—
U.S. Long Bond	196	06/2021	USD	30,300,375	—	(1,285,711)
U.S. Treasury 10-Year Note	212	06/2021	USD	27,758,750	—	(725,850)
U.S. Treasury 2-Year Note	132	06/2021	USD	29,135,906	—	(28,081)
U.S. Treasury 5-Year Note	507	06/2021	USD	62,563,008	—	(801,021)
U.S. Ultra Treasury Bond	44	06/2021	USD	7,973,625	—	(470,342)
Total					2,197,901	(3,878,733)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(17)	06/2021	USD	(1,352,690)	—	(10,010)
Hang Seng Index	(19)	04/2021	HKD	(26,900,200)	—	(67,213)
S&P 500 Index E-mini	(75)	06/2021	USD	(14,877,750)	—	(301,499)
S&P/TSX 60 Index	(41)	06/2021	CAD	(9,111,020)	8,518	—
Swiss Franc	(14)	06/2021	USD	(1,854,125)	23,397	—
Total					31,915	(378,722)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	198,644,500	500	2,900.00	12/16/2022	11,397,832	6,850,000
S&P 500 Index	JPMorgan	USD	59,593,350	150	3,100.00	12/16/2022	3,621,762	2,612,250
S&P 500 Index	JPMorgan	USD	61,579,795	155	3,000.00	12/16/2022	3,643,443	2,397,850
S&P 500 Index	JPMorgan	USD	23,837,340	60	3,200.00	12/16/2022	1,238,405	1,170,600
S&P 500 Index	JPMorgan	USD	13,507,826	34	2,800.00	12/16/2022	766,173	411,230
Total							20,667,615	13,441,930
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	267,597,368	77,034,721	(64,216,432)	2,124	280,417,781	—	(2,124)	58,200	280,445,826
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	22,077,090	—	(17,071)	1,542,339	23,602,358	—	19,798	—	673,199
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	84,393,394	—	(9,779,659)	(1,691,134)	72,922,601	—	8,379,877	—	1,000,584
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	19,987,818	—	(12,616,721)	(7,371,097)	—	—	7,848,294	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	131,126,676	5,386,063	(2,349,736)	(1,509,268)	132,653,735	—	(20,204)	—	11,636,293
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	26,952,413	4,075,570	(427,928)	1,270,595	31,870,650	—	15,805	—	1,037,456
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	38,984,592	15,918	(2,013,003)	(176,353)	36,811,154	—	(45,084)	—	3,681,115
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	69,122,727	7,651,345	—	(7,925,006)	68,849,066	—	—	—	6,230,685
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	7,851,769	16,245	(922,048)	(980,719)	5,965,247	—	1,256,350	—	129,230
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	41,714,461	19,347,673	—	3,060,056	64,122,190	—	—	127,226	4,257,782
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	26,132,805	19,783,309	—	3,158,888	49,075,002	—	—	—	3,207,516
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,372,381	10,765,668	(1,667,883)	3,625,818	33,095,984	—	(26,839)	—	971,696
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	7,888,286	—	(1,498,858)	(74,611)	6,314,817	—	1,037,906	—	199,583
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	8,851,360	—	(3,400,975)	816,135	6,266,520	—	972,813	—	317,132
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	9,007,664	36,107	(1,916,364)	(1,347,511)	5,779,896	—	1,857,344	—	189,318
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	37,627,673	4,453	(749,669)	376,139	37,258,596	—	4,422	—	3,405,722
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	89,661,832	2,000,895	—	(2,150,422)	89,512,305	—	—	—	7,824,502
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	23,875,219	1,022,860	(16,449,062)	(3,274,912)	5,174,105	—	3,690,106	409,475	461,562
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	24,006,462	2,978,098	(381,066)	837,560	27,441,054	—	15,088	—	537,744
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	20,118,050	—	(7,350,236)	(12,767,814)	—	—	13,158,577	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	16,589,460	10,249,796	(499,669)	1,990,136	28,329,723	—	19,658	—	863,185
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	25,008,664	1,870,597	(307,243)	(759,541)	25,812,477	—	32,894	—	425,387
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	18,315,755	8,066,567	(712,692)	3,050,070	28,719,700	—	34,609	—	950,040
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	129,999,568	14,614	(1,771,388)	(3,797,143)	124,445,651	—	(19,201)	—	11,131,096
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	11,657,979	—	(3,944,181)	(1,445,258)	6,268,540	—	2,989,534	—	164,098
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	12,875,115	5,719,146	(72,026)	(4,956)	18,517,279	—	(1,985)	—	1,796,050
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	11,833,914	36,664	(2,751,108)	(3,446,518)	5,672,952	—	3,596,760	—	138,635
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	150,313,857	2,382,472	—	(4,539,175)	148,157,154	—	—	—	13,030,532
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	30,179,412	101,907	(8,183,547)	(6,167,330)	15,930,442	—	8,024,956	—	529,075
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	50,013,509	1,764,691	(22,853,111)	(2,787,775)	26,137,314	—	4,436,584	466,815	2,085,979
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	19,301,384	11,319	(1,889,164)	(635,921)	16,787,618	—	562,049	11,318	1,223,587
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	18,567,243	513,230	(4,803,288)	571,179	14,848,364	—	271,138	321,604	1,515,139
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,954,360	3,300,105	(272,901)	913,965	22,895,529	—	(19,857)	—	617,463
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	17,277,912	2,494,421	(425,515)	3,526,747	22,873,565	—	33,178	—	632,041
Total	1,508,238,172			(38,110,713)	1,482,529,369	—	58,122,446	1,394,638

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7046_03_L01_(03/21)